U.S. Bancorp (Parent Company) - Condensed Income Statement of Parent Company Only (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income
Other income	$ 748	$ 926	$ 910
Expense
Interest expense	2,015	4,442	3,254
Other expense	1,833	1,618	1,709
Income before income taxes and equity in undistributed income of subsidiaries	6,051	8,594	8,678
Applicable income taxes	1,066	1,648	1,554
Net income attributable to U.S. Bancorp	4,959	6,914	7,096
Parent Company [Member]
Income
Interest from subsidiaries	172	317	220
Other income	85	25	33
Total income	1,781	7,448	5,559
Expense
Interest expense	433	551	471
Other expense	140	140	133
Total expense	573	691	604
Income before income taxes and equity in undistributed income of subsidiaries	1,208	6,757	4,955
Applicable income taxes	(78)	(92)	(91)
Income of parent company	1,286	6,849	5,046
Equity in undistributed income of subsidiaries	3,673	65	2,050
Net income attributable to U.S. Bancorp	4,959	6,914	7,096
Bank Subsidiaries [Member] | Parent Company [Member]
Income
Dividends from subsidiaries	1,500	7,100	5,300
Nonbank Subsidiaries [Member] | Parent Company [Member]
Income
Dividends from subsidiaries	$ 24	$ 6	$ 6